REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 45,645,143	$ 20,697,764
Canadian Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	35,270,446	20,697,764
Canadian Medical | Dried Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	11,130,996	8,500,837
Canadian Medical | Extracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	22,936,664	11,291,635
Canadian Medical | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,202,786	905,292
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	10,374,697	0
Wholesale | Dried Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	8,060,510	0
Wholesale | Extracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	776,435	0
Wholesale | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,537,752	$ 0